Stockholders Equity (Details) - Warrants [Member] - shares	Sep. 30, 2023	Dec. 31, 2022
Public warrant with exercise price of $4.25	897,000	897,000
Private warrant with exercise price of $4.675	39,000	39,000
Private warrant with exercise price of $1.65	53,333
Lind Warrant with exercise price of $0.90	2,304,147
Total	3,293,480	936,000